Obligations under Guarantees and Other Off-balance Sheet Instruments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Contractual or Notional Amounts of Guarantees [Table Text Block]

	March 31, 2016	September 30, 2016
	(in billions)
Standby letters of credit and financial guarantees	¥3,874	¥3,630
Performance guarantees	2,909	2,678
Derivative instruments(1)(2)	45,894	45,365
Liabilities of trust accounts	8,636	8,721

Total	¥61,313	¥60,394

Notes:	(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.
(2)	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.

Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings [Table Text Block]

At March 31, 2016:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,874	¥3,689	¥162	¥15	¥8
Performance guarantees	2,909	2,811	51	22	25

Total	¥6,783	¥6,500	¥213	¥37	¥33

At September 30, 2016:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,630	¥3,487	¥122	¥14	¥7
Performance guarantees	2,678	2,573	68	7	30

Total	¥6,308	¥6,060	¥190	¥21	¥37

Notes:	(1)	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.
	(2)	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

Contractual Amounts with Regard to Other Off-balance Sheet Instruments [Table Text Block]

	March 31, 2016	September 30, 2016
	(in billions)
Commitments to extend credit	¥82,221	¥80,242
Commercial letters of credit	1,018	1,059
Commitments to make investments	97	94
Other	13	12